UNITED STATES
      SECURITIES AND EXCHANGE COMMISSION
      Washington, D.C. 20549
TYPE:	13F-HR
PERIOD	03/31/2012



Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE

                     Form 13F

                FORM 13F COVER PAGE


Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Evensky & Katz, Inc.
Address:  2333 Ponce de Leon Blvd.,
          Suite 1100
          Coral Gables, FL 33134

Form 13F File Number: 28-11891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mena Bielow-McAfee
Title: Chief Financial Officer
Phone: 305-448-8882

Signature, Place, and Date of Signing:

 Mena Bielow-McAfee,       Coral Gables, FL          April 20, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]


Report Type:

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              47
                                                  -----------------------

Form 13F Information Table Value Total:            $193,497 (x1000)
                                                  -----------------------


List of Other Included Managers:

                           Name of Reporting Manager
                           Form 13F Information Table

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


FORM 13F INFORMATION TABLE

    COLUMN 1                   COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                               TITLE OF              VALUE   SHRS OR SH/ PUT/     INVESTMENT   OTHER         VOTING   AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (X$1000) PRN AMT PRN CALL     DISCRETION   MANAGERS        SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
DJ-UBS COMMODITY INDEX ETN        A     06738C778     8323     196666SH          SOLE        NONE           196666
iSHARES COMEX GOLD TR ishares     A     464285105        0          0SH          SOLE        NONE                0
iSHARES TR S&P SMALLCAP           A     464287804        0          0SH          SOLE        NONE                0
ISHARES PHARMAEUTICAL IDX         A     464288836        0          0SH          SOLE        NONE                0
iSHARES TR BARCLAYS TIPS          A     464287176       50        420SH          SOLE        NONE              420
iSHARES TR LEHMAN BD FD           A     464287226      269       2447SH          SOLE        NONE             2447
iSHARES MSCI EAFE                 A     464287465       73       1325SH          SOLE        NONE             1325
iSHARES MSCI EMERGING MKTS        A     464287234        5        125SH          SOLE        NONE              125
ISHARES MSCI EX-US		  A 	464288240     7159     175348SH          SOLE        NONE           175348
iSHARES MSCI JAPAN                A     464286848        1        100SH          SOLE        NONE              100
iSHARES S&P GLBL INDX             A     464287572        0          0SH          SOLE        NONE                0
iSHARES S&P GLOBAL INDUSTRIALS    A     464288729        0          0SH          SOLE        NONE                0
iSHARES HIGH DIVIDEND YIELD       A     46429B663     8627     145441SH          SOLE        NONE           145441
iSHARES S&P MID VALUE             A     464287705    20465     239611SH          SOLE        NONE           239611
iSHARES S&P SM VALUE              A     464287879       44        557SH          SOLE        NONE              557
iSHARES TR 1-3 YR TREAS INDEX FD  A     464287457       21        253SH          SOLE        NONE              253
iSHARES TR DJ TOTAL MARKET        A     464287846       12        165SH          SOLE        NONE              165
iSHARES TR DJ US FINL             A     464287788        1         20SH          SOLE        NONE               20
MSCI EAF SMALL CAP INDEX ETF      A     464288273        2         57SH          SOLE        NONE               57
PIMCO ENHANCED SHORT MAT          A     72201R833     9803      97035SH          SOLE        NONE            97035
RUSSELL 1000 GROWTH iSHARES       A     464287614        0          0SH          SOLE        NONE                0
RUSSELL 1000 iSHARES              A     464287622      348       4460SH          SOLE        NONE             4460
RUSSELL 2000 GROWTH iSHARES       A     464287648        0          0SH          SOLE        NONE                0
RUSSELL 2000 iSHARES              A     464287655       41        500SH          SOLE        NONE              500
RUSSELL 2000 VALUE iSHARES        A     464287630       79       1078SH          SOLE        NONE             1078
RUSSELL 3000 iSHARES              A     464287689   108436    1302062SH          SOLE        NONE          1302062
RUSSELL MIDCAP VALUE iSHARES      A     464287473      372       7731SH          SOLE        NONE             7731
S&P 500 BARRA GROWTH iSHARES      A     464287309        0          0SH          SOLE        NONE                0
S&P 500 iSHARES                   A     464287200      202       1429SH          SOLE        NONE             1429
S&P 500 BARRA VALUE iSHARES       A     464287408        0          0SH          SOLE        NONE                0
SCHWAB EMG MKT EQUITY ETF         A     808524706       29       1108SH          SOLE        NONE             1108
SCHWAB INTL EQUITY ETF            A     808524805       49       1886SH          SOLE        NONE             1886
SCHWAB LG-CAP VALUE ETF           A     808524409        5        150SH          SOLE        NONE              150
SCHWAB US BROAD MKT ETF           A     808524102      165       4878SH          SOLE        NONE             4878
SCHWAB US SMALL-CAP ETF           A     808524607        6        162SH          SOLE        NONE              162
SCHWAB INT'L SMALL CAP ETF        A     808524888       18        683SH          SOLE        NONE              683
SCHWAB US DIVIDEND EQUITY ETF     A     808524797        2         81SH          SOLE        NONE               81
SPDR TRUST UNIT SR                A     78462F103       47        338SH          SOLE        NONE              338
SPDR INDUSTRIAL SELECT SECTOR     A     81369Y704        0          0SH          SOLE        NONE                0
VANGUARD S/T CORP BOND IDX        A     99206C409        0          0SH          SOLE        NONE                0
VANGUARD DIV APPRECIATION         A     921908844     9705     166403SH          SOLE        NONE           166403
VANGUARD IDX FDS GROWTH           A     922908736        0          6SH          SOLE        NONE                6
VANGUARD IDX FDS VALUE            A     922908744        3         45SH          SOLE        NONE               45
VANGUARD EMG MKT                  A     922042858     6751     156921SH          SOLE        NONE           156921
vANGUARD TOTAL STOCK MKT IDX      A     922908769     3221      44692SH          SOLE        NONE            44692
vANGUARD MEGA CAP 300 IDX         A     921910873     9500     196882SH          SOLE        NONE           196882
VANGUARD TOTAL BOND MKT           A     921937835       23        279SH          SOLE        NONE              279

TOTAL                                              $193,497(x1000)

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